EMPLOYEE BENEFIT OBLIGATIONS - Weighted Average Assumptions Used For Actuarial Valuations (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	4.90%	5.20%	4.70%
Rate of increase in pensions in payment	2.50%	2.60%	2.50%
Inflation	2.90%	3.20%	3.10%
North America
Disclosure of defined benefit plans [line items]
Discount rate	5.10%	5.40%	4.90%
Western Continental Europe
Disclosure of defined benefit plans [line items]
Discount rate	3.90%	3.30%	3.40%
Rate of increase in salaries	2.50%	2.50%	2.50%
Rate of increase in pensions in payment	2.00%	2.00%	2.00%
Inflation	2.00%	2.00%	2.00%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Discount rate	5.90%	6.40%	6.50%
Rate of increase in salaries	5.80%	6.20%	6.20%
Inflation	3.00%	2.90%	3.40%